[GRAPHIC OMITTED]
                                                       Deutsche Asset Management

                                                               Mutual Fund
                                                              Semi-Annual Report
                                                                   June 30, 2001

                                                              Deutsche VIT Funds

EAFE(REGISTRATION MARK) Equity Index Fund


                                                               [GRAPHIC OMITTED]
                                                                 A Member of the
                                                             Deutsche Bank Group

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Deutsche VIT EAFE(REGISTRATION MARK) Equity Index Fund
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ......................................  3
              PERFORMANCE COMPARISON ......................................  7

              DEUTSCHE VIT EAFE(REGISTRATION MARK) EQUITY INDEX FUND
                 Schedule of Investments ..................................  8
                 Statement of Assets and Liabilities ...................... 17
                 Statement of Operations .................................. 18
                 Statements of Changes in Net Assets ...................... 19
                 Financial Highlights ..................................... 20
                 Notes to Financial Statements ............................ 21

                      -----------------------------------
                The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                      -----------------------------------

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Deutsche VIT EAFE(REGISTRATION MARK) Equity Index Fund
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LETTER TO SHAREHOLDERS


We are pleased to present you with this semi-annual report for Deutsche VIT EAFE(REGISTRATION MARK) Equity Index Fund (the 'Fund'), providing a detailed review of the market, the Fund, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Fund's holdings.

MARKET ACTIVITY
Overall, the downward pressure on global equity markets that began in March 2000 continued through much of the semi-annual period, as concerns over the outlook for corporate profitability dominated. Just three of the twenty markets covered by the Morgan Stanley Capital International ('MSCI') Europe, Australasia and the Far East ('EAFE(REGISTRATION MARK)') Index posted gains for the six months ended June 30, 2001 in US dollar terms. Compared to the year 2000, the first half of 2001 saw market rotations in the EAFE(REGISTRATION MARK) markets, as the Pacific region's equity markets outpaced those of Europe as a whole.

Following a series of interest rate increases in 2000 by the US, European and Japanese central banks, the US Federal Reserve Board began to lower interest rates in early 2001, as data began to indicate a slowing US economy. The Federal Reserve Board's actions were quickly followed in kind by fifteen other central banks, including the European Central Bank, which finally made its first interest rate cut in May 2001. Still, international equity market losses continued to mount, as the sharp inventory correction in Information Technology and Telecommunications companies in the US led to a significant decline in Technology, Media and Telecommunications ('TMT') stocks internationally and fueled fears of a global recession.

Sector performance in the EAFE(REGISTRATION MARK) Index was generally negative across the board during the first quarter, but was much more balanced during the second quarter. Though it had a slightly negative return, Energy was the best performing sector during the first quarter, as energy prices continued to rise. During the second quarter, Utilities and Consumer Staples led the positive sectors. Information Technology and Telecommunication Services were the worst performing sectors throughout the semi-annual period.

EUROPE
Regionally, Europe declined 17.21% in US dollar terms during the semi-annual period.

As the new year opened, Europe appeared to be isolated from the US economic slowdown, as secular change there underpinned modest regional growth. However, headline inflation remained above the European Central Bank's target, which led it to maintain interest rates until May despite pressure from corporations earlier in the year to spur incrementally higher economic growth.
o Consumer confidence remained fairly robust in the face of personal income tax rate reductions and continued progress on unemployment. However, slowing Gross Domestic Product ('GDP') and corporate profitability concerns led to further deterioration in some of the highly valued growth names, particularly in the TMT sectors.
o European markets were also hurt by a weak euro, which dropped 7% in the first quarter of 2001 and 3.2% in the second quarter, reversing much of the gains it had achieved during the fourth quarter of 2000.


 COUNTRY ALLOCATION
 As of June 30, 2001
 (percentages are based on market value of total investments in the Fund)

--------------------------------------------------------------------------------
   Japan ....................................... 24.40%
   United Kingdom .............................. 22.12
   France ...................................... 11.04
   Germany .....................................  8.97
   Switzerland .................................  6.71
   Netherlands .................................  5.40
   Italy .......................................  4.67
   Spain .......................................  3.22
   Australia ...................................  3.07
   Sweden ......................................  2.26
   Hong Kong ...................................  1.97
   Finland .....................................  1.81
   Denmark .....................................  0.88
   Belgium .....................................  0.83
   Singapore ...................................  0.81
   Ireland .....................................  0.55
   Norway ......................................  0.43
   Portugal ....................................  0.37
   Greece ......................................  0.29
   Austria .....................................  0.16
   New Zealand .................................  0.04
                                                ------
                                                100.00%
                                                ======

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Deutsche VIT EAFE(REGISTRATION MARK) Equity Index Fund
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LETTER TO SHAREHOLDERS

Equity market results across the region were spotty over the six months, with the smaller economies of Austria, Ireland and Norway posting better returns than core markets such as France, Germany and the United Kingdom.
o Ireland was actually the only European equity market with returns in positive territory for the semi-annual period. Select Pharmaceutical and Financial companies had resilient profit growth and seemingly more sustainable prospects.
o Sweden and Finland were two of the worst performing markets within Europe, weighed down primarily by their concentration of Telecommunications companies. Bellwethers Ericsson and Nokia both suffered due to declining demand for mobile phones and concerns regarding a delay in the deployment of next generation equipment.
o Portugal and Spain had dramatically mixed results, performing among the best in the region during the first quarter of 2001, but then suffering the worst performance in Europe during the second quarter.

PACIFIC BASIN
The Pacific Basin declined 8.11% in US dollar terms during the semi-annual period.

For most of the semi-annual period, the Japanese equity market declined, as the nation remained mired in declining economic activity, a weakening yen, an uncertain political environment and persistent deflation.
o The ongoing weakness of the Japanese financial system was a key concern. The banks remained burdened by a significant amount of loan losses, exacerbated by each downturn in economic activity.
o Despite this major concern, the resignation of Prime Minister Mori and the election of Junichiro Koizumi as Prime Minister led to increased optimism that the Japanese economy may be on the cusp of change. Koizumi ran on promises of reform and stabilization of the yen.
o Such optimism was encouraged by the Bank of Japan's return on February 28th to a zero interest rate policy, which had been prematurely abandoned in August 2000.
o While the Japanese equity market was invigorated late in the first quarter and early in the second by such investor optimism, much of the gain was then erased as fears of another recession started to emerge.

INVESTMENT REVIEW

                                                                       CUMULATIVE                    AVERAGE ANNUAL
                                                                    TOTAL RETURNS                     TOTAL RETURNS
   Periods Ended                         6 Months    1 Year    3 Years      Since     1 Year    3 Years       Since
   June 30, 2001                                                        Inception                         Inception
------------------------------------------------------------------------------------------------------------------
 Deutsche VIT EAFE(REGISTRATION MARK)
   Equity Index Fund 1
   (inception 8/22/97)                    (16.25)%  (26.01)%    (7.36)%     1.16%    (26.01)%    (2.52)%     0.30%
------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital International
   ('MSCI') EAFE(REGISTRATION MARK)
   Index 2                                (14.61)%  (23.60)%    (3.68)%     5.14%4   (23.60)%    (1.24)%     1.31%4
------------------------------------------------------------------------------------------------------------------
 Lipper International Equity
   Funds Average 3                        (14.26)%  (24.04)%    (0.14)%    11.98%4   (24.04)%    (0.29)%     2.72%4
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. There is no guarantee that the Fund will be able to mirror the MSCI EAFE(REGISTRATION
  MARK) Index closely enough to track its performance. The Fund concentrates its investments in securities of foreign issuers. Avariety of factors such as changes in the economic/political conditions and currency fluctuations in the international markets may affect the value of your investment in the Fund.
2 The EAFE(REGISTRATION MARK) Index is the exclusive property of Morgan Stanley
  Capital International, a service of Morgan Stanley, and has been licensed for use by the Fund's investment advisor. The MSCI EAFE(REGISTRATION MARK) Index is an unmanaged index of international stock performance in Europe, Australasia and the Far East. Benchmark returns do not reflect expenses that have been deducted from the Fund's return. It is not possible to invest directly in an index.
3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.
4 Since Inception benchmark returns are for the periods beginning August 22, 1997 for MSCI EAFE(REGISTRATION MARK) Index and August 31, 1997 for Lipper International Equity Funds Average.

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Deutsche VIT EAFE(REGISTRATION MARK) Equity Index Fund
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LETTER TO SHAREHOLDERS

 TEN LARGEST STOCK HOLDINGS
 As of June 30, 2001
 (percentages are based on total net assets of the Fund)
--------------------------------------------------------------------------------
   BP Amoco Plc ................................. 2.18%
   GlaxoSmithKline Plc .......................... 2.05
   Vodafone Group Plc ........................... 1.78
   Royal Dutch Petroleum Co. .................... 1.56
   Toyota Motor Corp. ........................... 1.49
   Nokia AB Oyj ................................. 1.42
   Novartis AG .................................. 1.34
   HSBC Holdings Plc ............................ 1.29
   Total Fina SA ................................ 1.21
   Nestle SA .................................... 1.07

Asia ex-Japan produced dramatically different results during the semi-annual period.
o Australia and New Zealand were the only equity markets in the region to produce positive returns in US dollar terms for the semi-annual period and accounted for two of only three equity markets in all of the MSCI EAFE(REGISTRATION MARK) Index with positive performance.
o Hong Kong and Singapore, on the other hand, suffered from the US economic slowdown, particularly as it impacted exports, and from the strong US dollar. These equity markets also tended to be hurt by exposure to collapsing TMT stocks.

MANAGER OUTLOOK
As an index fund, designed to replicate as closely as possible, before expenses, the broad diversification and total return of the MSCI EAFE(REGISTRATION MARK) Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economies in general. Still, we will continue monitoring economic conditions and how they affect the financial markets.

In our view, clear signs of an economic slowdown are evident across the globe. Leading indicators, notably those compiled by the Organization for Economic Cooperation and Development ('OECD'), and corporate earnings revision data remain in negative territory. The key issue to monitor is when the inevitable recovery will occur. We believe that global GDP growth is likely to remain sluggish through much of 2001, but that leading indicators may begin to turn up over the next few months and signal a recovery for 2002. Not only do the dynamics of the leading indicators themselves support this view but so, too, do the forces that led to the downturn in the first place--namely, higher interest rates and energy prices, both of which have gone into reverse.

In Europe, there is mounting evidence that the impact of the US and global economic slowdown is being felt in its industrial production and external trade balance. While Europe as a region has struggled of late, global monetary easing, inventory adjustments, tax reductions and abating inflation are expected to help boost corporate profitability during the second half of 2001. Fortunately, central bankers in Europe still have considerable reserves of ammunition to re-stimulate demand going forward, especially if the economy slows more than expected and inflation moves below 2% in 2002.

The situation in Japan remains a concern for many fundamental reasons. Primarily, we are skeptical that Koizumi, the new Prime Minister, can deliver on his reform program. Our outlook for the Japanese Financial sector is especially cautious, as Japanese banks are still in the process of writing off bad loans and continue to own cross shareholdings in each other. (Cross shareholding is a traditional practice under which companies hold each other's shares through a subsidiary, affiliated company and/or business partner.) Elsewhere in Asia, we believe Hong Kong may be the prime beneficiary of lower US interest rates, but Australia, New Zealand and Singapore are close to fair value.

With all of that, perhaps the major story in global markets ahead is the structural changes to the MSCI EAFE(REGISTRATION MARK) Index. In December 2000, MSCI announced that it would revise all of its equity indices to be more comprehensive and to more accurately represent the global equity markets. On May 19, 2001, the official list of constituents and 'free float' factors were announced. Free float is defined as the total shares outstanding, less shares held by strategic investors such as governments, corporations, controlling shareholders and management, as well as shares subject to foreign ownership restrictions. Such a change is intended to address investor concerns regarding liquidity and will likely result in several changes in weightings of both countries and sectors. Expanding

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Deutsche VIT EAFE(REGISTRATION MARK) Equity Index Fund
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LETTER TO SHAREHOLDERS

market representation is intended to increase the number of securities within the Index's industry groups, thereby reducing stock specific risk in markets with limited securities universes. Actual implementation of the changes is anticipated to take place in two phases--at the end of November 2001 and at the end of May 2002.

We appreciate your support of Deutsche VIT EAFE(REGISTRATION MARK) Equity Index Fund, and we look forward to serving your investment needs for many years to come.

/S/ STEVEN WETTER
Steven Wetter
Director of Global Indexing
Senior Portfolio Manager of
DEUTSCHE VIT EAFE(REGISTRATION MARK) EQUITY INDEX FUND
June 30, 2001

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                                        6
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Deutsche VIT EAFE(REGISTRATION MARK) Equity Index Fund
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PERFORMANCE COMPARISON 1

                                [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index Fund,
MSCI EAFE(REGISTRATION MARK) Index and
Lipper International Equity Funds Average
Growth of a $10,000 Investment (since August 22, 1997)2

                Deutsche VIT             MSCI EAFE
            EAFE(REGISTRATION MARK)  (REGISTRATION MARK)   Lipper International
               Equity Index              Index 3          Equity Funds Average 4
8/22/97             10,000                10,000                 10,000
9/30/97             10,160                10,216                 10,625
10/31/97             9,350                 9,430                  9,817
11/30/97             9,270                 9,334                  9,731
12/31/97             9,340                 9,415                  9,813
1/31/98              9,790                 9,846                 10,054
2/28/98             10,390                10,478                 10,719
3/31/98             10,700                10,800                 11,275
4/30/98             10,790                10,886                 11,429
5/31/98             10,730                10,832                 11,441
6/30/98             10,920                10,915                 11,353
7/31/98             10,960                11,025                 11,526
8/31/98              9,730                 9,659                  9,878
9/30/98              9,490                 9,362                  9,520
10/31/98            10,410                10,338                 10,231
11/30/98            10,930                10,867                 10,762
12/31/98            11,358                11,296                 11,098
1/31/99             11,388                11,262                 11,193
2/28/99             11,073                10,994                 10,890
3/31/99             11,541                11,452                 11,261
4/30/99             11,998                11,916                 11,773
5/31/99             11,337                11,302                 11,275
6/30/99             11,825                11,743                 11,859
7/31/99             12,140                12,092                 12,259
8/31/99             12,231                12,136                 12,284
9/30/99             12,292                12,259                 12,334
10/31/99            12,780                12,719                 12,813
11/30/99            13,278                13,160                 13,818
12/31/99            14,493                14,342                 15,526
1/31/00             13,470                13,431                 14,646
2/29/00             13,917                13,792                 15,618
3/31/00             14,386                14,328                 15,649
4/30/00             13,576                13,574                 14,622
5/31/00             13,246                13,243                 14,125
6/30/00             13,672                13,761                 14,754
7/31/00             13,107                13,184                 14,229
8/31/00             13,214                13,299                 14,460
9/30/00             12,510                12,651                 13,623
10/31/00            12,212                12,352                 13,110
11/30/00            11,690                11,889                 12,539
12/31/00            12,079                12,313                 13,001
1/31/01             12,035                12,317                 13,037
2/28/01             11,081                11,397                 12,068
3/31/01             10,311                10,622                 11,170
4/30/01             11,038                11,350                 11,901
5/31/01             10,604                10,930                 11,585
6/30/01             10,116                10,514                 11,198


                                                    AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                  1 Year     3 Years       Since
   June 30, 2001                                                       8/22/97 1
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 Deutsche VIT EAFE(REGISTRATION MARK)
        Equity Index Fund                        (26.01)%     (2.52)%     0.30%

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1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date.
3 The MSCI EAFE(REGISTRATION MARK) Index is an unmanaged index of international stock performance in Europe, Australasia and the Far East. It is not possible to invest directly in an index.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.
  Benchmark returns are for the periods beginning August 22, 1997 for MSCI EAFE(REGISTRATION MARK) Index and August 31, 1997 for Lipper International Equity Funds Average.

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Deutsche VIT EAFE(REGISTRATION MARK) Equity Index Fund
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SCHEDULE OF INVESTMENTS June 30, 2001 (Unaudited)

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
            COMMON STOCK--88.15%
            AUSTRALIA--2.44%
     7,031  Amcor Ltd. ....................$    23,650
    13,118  AMP Ltd. ......................    146,592
     7,327  Aristocrat Leisure Ltd. .......     26,247
     3,936  Australian Gas and Light Co.,
              Ltd. ........................     16,959
    23,328  BHP Billiton Ltd.1 ............    126,236
     2,394  Boral Ltd. ....................      3,500
     2,879  Brambles Industries Ltd. ......     70,217
    21,902  Broken Hill Proprietary Co.,
             Ltd. .........................    115,626
    14,614  Coca Cola Amatil Ltd. .........     35,642
    15,592  Coles Myer Ltd. ...............     50,070
    15,566  Commonwealth Bank of Australia     270,101
     7,797  Computershare Ltd. ............     24,365
     2,054  CSL Ltd. ......................     49,782
    13,833  CSR Ltd. ......................     49,904
     5,736  ERG Ltd.1 .....................      4,197
    24,625  Foster's Brewing Group Ltd. ...     68,567
    25,703  General Property Trust ........     36,307
     5,665  Lend Lease Corp., Ltd. ........     36,124
     6,239  Mirvac Group ..................     11,793
    17,642  National Australia Bank Ltd. ..    314,208
    24,616  News Corporation, Ltd. ........    225,375
     7,336  Normandy Mining Ltd. ..........      4,622
     3,755  Onesteel Ltd.1 ................      1,755
     1,302  Orica Ltd. ....................      2,947
     4,100  Pacific Dunlop Ltd. ...........      1,750
     1,080  Paperlinx Ltd. ................      2,228
     5,313  QBE Insurance Group Ltd. ......     31,882
     4,028  Rio Tinto Ltd. ................     69,873
     7,481  Santos Ltd. ...................     24,670
    10,174  Southcorp Holdings Ltd. .......     39,330
     6,072  Stockland Trust Group .........     12,412
     4,870  Suncorp-Metway Ltd. ...........     37,127
     5,506  TABCORP Holdings Ltd. .........     26,578
    93,920  Telstra Corp., Ltd. ...........    256,743
     3,843  Wesfarmers Ltd. ...............     52,937
       872  Westfield Trust 1 .............      1,427
    24,219  Westfield Trust Ltd. ..........     41,323
    21,244  Westpac Banking Corp., Ltd. ...    156,061
    14,354  WMC Ltd. ......................     69,871
    13,309  Woolworths Ltd. ...............     74,387
                                           -----------
                                             2,613,385
                                           -----------
            AUSTRIA--0.17%
       340  Austria Tabakwerke AG .........     23,746
       260  Austrian Airlines Osterreichische
              Luftverkehrs AG .............      2,509
       430  Erste Bank Der Oesterreichischen
              Sparkassen AG ...............     21,419
       330  Flughaffen Wien AG ............     10,686

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       120  Generali Holding Vienna AG ....$    15,441
       460  Oesterreichische
              Elektrizitaetswirtschafts AG--A   38,163
       410  OMV AG ........................     34,362
     1,819  Telekom Austria AG 1 ..........     11,164
        70  VA Technologie AG .............      2,255
     1,070  Wienerberger Baustoffindustrie AG   18,117
                                           -----------
                                               177,862
                                           -----------
            BELGIUM--0.85%
     2,109  AGFA Gevaert NV ...............     30,352
        76  Barco N.V. ....................      3,413
       300  Bekaert N.V. ..................     10,662
       419  Colruyt SA ....................     14,153
       668  Delhaize Le Lion SA ...........     39,501
       743  Electrabel SA .................    146,683
     9,881  Fortis 1,2 ....................    238,401
     1,008  Fortis B-Strip VVPR 1 .........          9
     1,665  Groupe Bruxelles Lambert SA ...     93,311
     2,068  Interbrew 1 ...................     55,322
     4,071  KBC Bancassurance Holding .....    144,748
        25  S.A. D'Ieteren N.V. ...........      3,926
     1,206  Solvay SA .....................     59,726
     2,076  UCB SA ........................     72,144
                                           -----------
                                               912,351
                                           -----------
            DENMARK--0.90%
       500  Carlsberg AS--A 1 .............     18,195
       200  Carlsberg AS--B 1 .............      8,370
        15  D/S 1912--B ...................    104,052
        10  Dampskibsselskabet Svendborg AS     89,837
       762  Danisco AS ....................     27,902
    10,473  Danske Bank AS ................    188,172
       265  Group 4 Falck AS ..............     30,286
       511  ISS International Service
              Systems AS--B 1 .............     29,926
       182  Navision Software AS 1 ........      3,891
       500  Nkt Holding AS ................      6,823
     5,178  Novo-Nordisk 1 ................    229,055
       575  Novozymes AS--B Shares 1 ......     11,999
     3,020  Tele Danmark AS--B ............    108,866
     1,513  Vestas Wind Systems AS ........     70,542
     1,154  William Demant AS .............     32,151
                                           -----------
                                               960,067
                                           -----------
            FINLAND--1.85%
     5,500  Fortum Oyj ....................     23,281
     2,000  Hartwall Oyj ..................     32,119
       700  Kemira Oyj ....................      3,556
       500  Kesko Oyj .....................      3,577

See Notes to Financial Statements.
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Deutsche VIT EAFE(REGISTRATION MARK) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2001 (Unaudited)

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       500  Kone Oyj--B ...................$    33,863
     2,700  Metso Oyj .....................     29,943
    67,300  Nokia Oyj--A ..................  1,525,195
     2,700  Outokumpu Oyj--A ..............     21,829
       600  Pohjola Group Insurance Corp. .     11,657
     5,900  Sampo Oyj--A ..................     50,197
        50  SGL Carbon AG 1 ...............      1,735
    12,400  Sonera Group Oyj ..............     96,681
     1,600  Tieto Corp.--B SHS 1 ..........     35,624
     3,700  UPM-Kymmene Oyj ...............    104,588
       200  Wartsila Oyj--B ...............      4,021
                                           -----------
                                             1,977,866
                                           -----------
            FRANCE--9.34%
     2,620  Accor SA ......................    110,568
    15,553  Alcatel Alsthom ...............    325,217
     9,939  Aventis SA ....................    793,444
    21,732  Axa ...........................    619,080
       244  BIC ...........................      8,882
     5,728  BNP Paribas ...................    498,492
     4,216  Bouygues ......................    142,480
     1,659  Cap Gemini Sogeti .............    120,783
     8,590  Carrefour Supermarche SA ......    454,501
     1,234  Casino Guichard Perrachon .....    104,101
        61  Casino Guichard-Perrachon
              Warrants--A .................        307
        61  Casino Guichard-Perrachon
              Warrants--B .................        353
        98  Coflexip SA ...................     12,693
     1,115  Compagnie de Saint Gobain .....    151,500
     1,453  Dassault Systemes SA ..........     55,992
        50  Essilor International SA ......     14,307
       215  Eurazeo .......................     12,468
    12,873  France Telecom SA .............    613,550
       156  Gecina SA .....................     12,923
     1,871  Groupe Danone .................    256,755
     1,214  L'Air Liquide SA ..............    174,406
     8,611  L'OREAL .......................    555,847
     1,784  LaFarge SA ....................    152,546
     1,878  Lagardere S.C.A. ..............     88,396
     6,350  LVMH (Moet-Hennessy
              Louis Vuitton) ..............    319,855
     1,783  Michelin--B ...................     56,407
     1,064  Pechiney SA ...................     54,045
       594  Pernod Ricard .................     41,637
     1,563  Pinault-Printemps-Redoute SA ..    226,265
       612  PSA Peugeot Citroen ...........    166,155
       803  Publicis SA ...................     19,442
       362  Sagem SA ......................     17,775
     9,039  Sanofi-Synthelabo SA ..........    593,040
     2,024  Schneider Electric SA .........    111,889
       115  Simco SA ......................      7,438

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     5,147  Societe Generale .............. $  304,792
     1,462  Sodexho Alliance SA ...........     68,258
       243  Sodexho Alliance SA 1 .........     11,216
    13,127  Suez Lyonnaise Des Eaux .......    422,290
     2,040  Suez Lyonnaise des Eaux
              SA VVPR 1 ...................         17
        73  Technip .......................     10,234
     2,420  Thomson CSF ...................     87,623
     9,262  Total Fina ELF SA .............  1,296,887
       468  Total Fina ELF SA-Strip VVPR 1           4
       615  Unibail (Union du Credit-Bail
              Immobilier) .................     33,373
       600  Usinor Sacilor ................      6,293
       444  Valeo SA ......................     17,926
       867  Vinci SA ......................     55,232
    13,905  Vivendi .......................    810,470
                                           -----------
                                            10,018,154
                                           -----------
            GERMANY--7.60%
       400  Adidas AG .....................     24,246
     3,166  Allianz AG ....................    929,237
     8,150  BASF AG .......................    319,448
     9,750  Bayer AG ......................    379,686
     6,901  Bayerische Hypo-und
              Vereinsbank AG ..............    337,195
     1,100  Beiersdorf AG .................    115,006
       350  Continental AG ................      4,933
    13,137  DaimlerChrysler AG 1 ..........    602,778
     8,027  Deutsche Bank AG ..............    573,532
     5,200  Deutsche Lufthansa AG .........     82,760
    39,279  Deutsche Telekom AG ...........    886,508
     6,200  Dresdner Bank AG ..............    282,644
     1,300  EM. TV & Merchandising AG 1 ...      2,476
       800  Epcos AG 1 ....................     43,344
     1,400  Fresenius Medical Care AG .....     98,964
       675  Heidelberger Zement AG ........     29,515
        50  Heidelberger Zement AG 1 ......      2,169
        50  Heidelberger Zement AG VVPR 1 .         --
       250  Hochtief AG ...................      4,561
       950  Karstadt AG ...................     29,475
     1,516  Linde AG ......................     63,656
     1,950  MAN AG ........................     42,261
     2,600  Merck KGaA ....................     91,345
     4,360  Metro AG ......................    164,251
     2,224  Muenchener Rueckversicherungs
              Gesellschaft AG .............    624,137
     2,593  Preussag AG ...................     79,245
     1,148  Prosieben Sat .1 Media AG .....     16,522
     1,470  Qiagen N.V.1 ..................     32,356
     7,350  RWE AG ........................    291,202
     4,050  SAP AG ........................    558,519
     2,650  Schering AG ...................    138,867
    11,500  Siemens AG ....................    697,064

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2001 (Unaudited)

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     7,000  Thyssen AG ....................$    91,853
     9,210  Veba AG .......................    478,729
       500  Volkswagen AG .................     15,238
     1,800  WCM Beteiligungs and
              Grundbesitz AG ..............     19,048
                                           -----------
                                             8,152,770
                                           -----------
            GREECE--0.30%
     1,910  Alpha Bank A.E. ...............     40,100
     1,300  Bank of Piraeus ...............     14,065
     1,330  Coca-Cola Hellenic
              Bottling Co., SA ............     15,448
       900  Commercial Bank of Greece .....     32,442
     1,590  EFG Eurobank Ergasias .........     20,137
     2,170  Hellenic Petroleum SA .........     11,867
     3,300  Hellenic Telecommunications
              Organization SA (OTE) .......     43,134
       860  Interamerican Hellenic Life
              Insurance Co. ...............     14,590
       810  Intracom SA ...................     11,781
     2,340  National Bank of Greece SA ....     69,294
     2,570  Panafon Hellenic Telecom SA ...     13,881
       410  Titan Cement Company SA .......     13,377
     2,360  Viohalco, Hellenic Copper & Aluminum
              Industry SA .................     21,937
                                           -----------
                                               322,053
                                           -----------
            HONG KONG--1.62%
     2,000  ASM Pacific Technology Ltd. ...      3,590
    11,950  Bank of East Asia Ltd. ........     27,731
    38,000  Cathay Pacific Airways ........     51,400
    31,200  CLP Holdings Ltd. .............    130,806
    12,068  Esprit Holdings Ltd. ..........     13,229
    22,000  Hang Seng Bank Ltd. ...........    225,652
    17,000  Henderson Land Development
              Co., Ltd. ...................     75,414
    60,783  Hong Kong & China Gas Co., Ltd.     76,372
    48,000  Hutchison Whampoa Ltd. ........    484,638
    46,000  Johnson Electric Holdings Ltd.      63,106
    35,000  Li & Fung Ltd. ................     57,439
    19,301  New World Development
              Co., Ltd. ...................     23,509
   175,860  Pacific Century
              CyberWorks Ltd.1 ............     50,168
    24,000  Shangri-La Asia Ltd. ..........     21,078
    22,125  Sino Land Co., Ltd. ...........      9,219
    27,191  Sun Hung Kai Properties Ltd. ..    244,905
    17,500  Swire Pacific Ltd.--A .........     90,645
     6,000  Television Broadcasts Ltd. ....     25,232
    31,693  Wharf Holdings Ltd. ...........     66,233
                                           -----------
                                             1,740,366
                                           -----------

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
            IRELAND--0.56%
    10,188  Allied Irish Banks PLC ........$   113,848
     5,915  CRH PLC .......................     99,148
    25,731  Eircom PLC ....................     28,318
     3,580  Elan Corp. PLC 1 ..............    221,242
     2,785  Independent News & Media PLC ..      5,541
       191  Iona Technologies PLC 1 .......      7,357
     3,450  Irish Life & Permanent PLC ....     40,305
     9,469  Jefferson Smurfit Group PLC ...     17,475
     2,141  Kerry Group PLC--A ............     24,469
     4,188  Ryanair Holdings PLC 1 ........     43,431
                                           -----------
                                               601,134
                                           -----------
            ITALY--3.43%
    14,988  Alitalia SPA 1 ................     18,271
    14,201  Assicurazioni Generali ........    426,785
     2,922  Autogrill SPA .................     31,490
    14,872  Autostrade SPA ................     96,567
    17,625  Banca de Roma SPA 1 ...........     53,715
    58,032  Banca Intesa SPA ..............    204,864
     2,010  Benetton Group SPA ............     26,953
    20,845  Bipop-Carire SPA ..............     78,351
     4,118  Bulgari SPA ...................     43,124
    83,782  Enel SPA ......................    256,047
    45,227  Eni SPA .......................    551,343
     4,544  Fiat SPA ......................     88,861
     2,400  Gruppo Editoriale
              L'Espresso SPA ..............      9,062
     3,863  Italgas SPA ...................     33,843
       795  La Rinascente SPA .............      3,432
    14,008  Mediaset SPA ..................    117,876
     7,743  Mediobanca SPA ................     82,724
     2,823  Mondadori (Arnoldo)
              Editore SPA .................     20,099
     3,588  Parmalat Finanziaria SPA ......      9,568
    24,347  Pirelli S.P.A. ................     67,811
     8,821  Ras Spa .......................    108,429
    16,240  San Paolo-IMI SPA .............    208,149
    92,280  Telecom Italia Mobile SPA .....    470,290
     9,932  Telecom Italia RNC ............     47,422
    41,808  Telecom Italia SPA ............    375,169
    57,622  UniCredito Italiano SPA .......    247,319
                                           -----------
                                             3,677,564
                                           -----------
            JAPAN--20.95%
     2,000  77 Bank Ltd. ..................     11,306
     1,800  Acom Co., Ltd. ................    158,906
     1,200  Advantest Corp. ...............    102,858
     8,000  Ajinomoto Co., Inc. ...........     85,827
     2,000  Alps Electric Co. .............     18,634
     4,000  Amada Co., Ltd. ...............     20,238
       500  Aoyama Trading Co., Ltd. ......      6,719

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2001 (Unaudited)

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
    35,000  Asahi Bank Ltd. ...............$    75,772
     6,000  Asahi Breweries Ltd. ..........     67,305
    18,000  Asahi Chemical Industry
              Co., Ltd. ...................     75,628
    15,000  Asahi Glass Co., Ltd. .........    124,604
     9,000  Bank of Fukuoka Ltd. ..........     40,412
    17,000  Bank of Yokohama Ltd. .........     69,246
     1,400  Benesse Corp. .................     43,892
    11,000  Bridgestone Corp. .............    115,102
    11,000  Canon, Inc. ...................    444,531
     2,000  Casio Computer Co., Ltd. ......     11,626
        27  Central Japan Railway Co. .....    167,782
     4,000  Chugai Pharmaceutical Co., Ltd.     60,842
     3,900  Chuo Mitsui Trust and Bank Co.       6,911
     2,000  Citizen Watch Co., Ltd. .......     12,188
     1,300  Credit Saison Co., Ltd. .......     31,584
       800  CSK Corp. .....................     24,889
     9,000  Dai Nippon Printing Co., Ltd. .    109,834
     5,000  Daiei, Inc.1 ..................      9,502
     4,000  Daiichi Pharmaceutical
              Co., Ltd. ...................     92,531
     4,000  Daikin Industries Ltd. ........     74,089
    11,000  Dainippon Ink & Chemicals, Inc.     30,870
     2,000  Daito Trust Construction
              Co., Ltd. ...................     33,917
    17,000  Daiwa Bank Ltd. ...............     22,082
     8,000  Daiwa House Industry Co., Ltd.      62,735
    16,000  Daiwa Securities Co., Ltd. ....    167,421
    11,000  Denso Corp. ...................    209,918
        51  East Japan Railway Co. ........    294,430
     5,000  Ebara Corp. ...................     41,334
     4,000  Eisai Co., Ltd. ...............     89,644
     3,200  Fanuc Ltd. ....................    159,339
       500  Fuji Machine Manufacturing
              Co., Ltd. ...................      9,161
     7,000  Fuji Photo Film Co. ...........    301,967
       600  Fuji Soft ABC Inc. ............     35,264
         7  Fuji Television Network, Inc. .     40,244
     2,000  Fujikura Ltd. .................     12,188
    24,000  Fujitsu Ltd. ..................    252,094
     8,000  Furukawa Electric Co., Ltd. ...     63,825
     4,000  Gunma Bank Ltd. ...............     19,083
       600  Hirose Electric Co., Ltd. .....     45,704
    42,000  Hitachi Ltd.1 .................    412,539
     3,000  Hitachi Zosen Corp. ...........      2,838
    12,000  Honda Motor Co., Ltd. .........    527,280
     1,000  House Foods Corp. .............     10,945
     1,200  Hoya Corp. ....................     76,013
     4,000  Isetan Company Ltd. ...........     42,336
    17,000  Ishikawajima-Harima Heavy
              Industries Co., Ltd. ........     41,984
     5,000  Ito-Yokado Co., Ltd. ..........    230,525
    18,000  Itochu Corp. ..................     73,174
    23,000  Japan Airlines Co., Ltd. ......     73,952
    19,000  Japan Energy Corp. ............     40,220
        24  Japan Tobacco, Inc. ...........    165,497

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     2,000  JGC Corp. ..................... $   16,678
     3,000  Joyo Bank Ltd. ................      8,996
     5,000  JUSCO Co. .....................    110,251
       200  Kadokawa Shoten Publishing
              Co., Ltd. ...................      3,400
    15,000  Kajima Corp. ..................     38,247
    12,700  Kansai Electric Power
              Co., Inc. ...................    215,374
     8,000  Kao Corp. .....................    198,852
    25,000  Kawasaki Heavy Industries Ltd.      41,294
    49,000  Kawasaki Steel Corp. ..........     58,148
     3,000  Keihin Electric Express Railway
              Co., Ltd. ...................     13,014
     6,000  Keneka Corp. ..................     54,316
     2,000  Kinden Corp. ..................     12,428
    21,630  Kinki Nippon Railway ..........     86,717
    12,000  Kirin Brewery Co., Ltd. .......    102,088
     1,000  Kokuyo Co., Ltd. ..............     10,504
    13,000  Komatsu Ltd. ..................     59,624
     1,800  Konami Co., Ltd. ..............     82,123
     5,000  Konica Corp. ..................     36,724
    19,000  Kubota Corp. ..................     75,564
     6,000  Kuraray Co., Ltd. .............     44,646
     2,000  Kurita Water Industries Ltd. ..     27,519
     2,200  Kyocera Corp. .................    194,042
     2,000  Kyowa Hakko Kogyo Co., Ltd. ...     13,310
    20,000  Marubeni Corp.1 ...............     38,488
     5,000  Marui Co., Ltd. ...............     72,164
    26,000  Matsushita Electric
              Industrial Co. Ltd. .........    406,942
     7,000  Meiji Seika Kaisha Ltd. .......     37,269
     7,000  Minabea Co., Ltd. .............     46,081
    29,000  Mitsubishi Chemical Corp. .....     77,665
    21,000  Mitsubishi Corp. ..............    169,225
    28,000  Mitsubishi Electric Corp. .....    138,748
    16,000  Mitsubishi Estate Co., Ltd. ...    147,151
    44,000  Mitsubishi Heavy
              Industries Ltd. .............    200,745
    18,000  Mitsubishi Materials Corp. ....     38,536
        71  Mitsubishi Tokyo Financial
              Group, Inc. (MTFG)1 .........    593,735
    19,000  Mitsui & Co. ..................    127,819
    10,000  Mitsui Fudosan Co., Ltd. ......    107,765
     9,000  Mitsui Marine and Fire
              Insurance Co., Ltd. .........     46,041
     8,000  Mitsui Mining & Smelting
              Co., Ltd. ...................     35,344
     9,000  Mitsukoshi Ltd.1 ..............     37,309
       115  Mizuho Holdings, Inc. .........    534,817
     2,800  Murata Manufacturing Co., Ltd.     186,119
     1,000  Mycal Corp. ...................      1,090
       200  Namco Ltd. ....................      3,592
    20,000  NEC Corp. .....................    270,215
     5,000  NGK Insulators Ltd. ...........     43,900
     2,000  NGK Spark Plug Co., Ltd. ......     18,763
       400  Nichiei Co., Ltd. .............      3,496
       400  Nidec Corp. ...................     20,815

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2001 (Unaudited)

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     5,000  Nikon Corp. ...................$    47,468
     1,800  Nintendo Co., Ltd. ............    327,625
     2,000  Nippon Comsys Corp. ...........     27,102
    14,000  Nippon Express Co., Ltd. ......     63,200
     4,000  Nippon Meat Packers, Inc. .....     48,462
    19,000  Nippon Mitsubishi Oil Corp. ...    107,252
     6,000  Nippon Sheet Glass Co., Ltd. ..     34,927
    82,000  Nippon Steel Corp. ............    124,267
       160  Nippon Telegraph &
              Telephone Corp. .............    833,897
        13  Nippon Unipac Holding .........     72,966
    17,000  Nippon Yusen Kabushiki Kaisha .     67,337
    51,000  Nissan Motor Co., Ltd.1 .......    352,089
     3,000  Nisshin Flour Milling
              Co., Ltd.1 ..................     22,323
     2,000  Nissin Food Products Co., Ltd.      41,695
     3,000  Nitto Denko Corp. .............     86,597
    25,000  Nomura Securities Co., Ltd. ...    479,090
     9,000  NSK Ltd. ......................     38,897
    11,000  Obayashi Corp. ................     42,777
    14,000  Oji Paper Co., Ltd. ...........     69,262
     3,000  Olympus Optical Co., Ltd. .....     48,061
     3,000  Omron Corp. ...................     54,243
     2,000  Onward Kashiyama Co., Ltd. ....     21,681
     1,500  Oriental Land Co., Ltd. .......    111,373
     1,100  Orix Corp. ....................    106,987
    23,000  Osaka Gas Co., Ltd. ...........     74,137
     3,000  Pioneer Corp. .................     91,167
     1,600  Promise Co., Ltd. .............    131,884
     1,500  Rohm Co., Ltd. ................    233,090
     6,000  Sankyo Co., Ltd. ..............    108,246
     1,000  Sanrio Co., Ltd. ..............     13,150
    25,000  Sanyo Electric Co., Ltd. ......    157,959
     3,000  Secom Co., Ltd. ...............    167,421
     1,400  Sega Enterprises Ltd.1 ........     24,808
     3,000  Sekisui Chemical Co., Ltd. ....     12,412
     9,000  Sekisui House Ltd. ............     76,422
    15,000  Sharp Corp. ...................    204,465
       600  Shimamura Co., Ltd. ...........     31,271
     2,000  Shimano, Inc. .................     29,475
    10,000  Shimizu Corp. .................     40,813
     6,000  Shin-Etsu Chemical Co., Ltd. ..    220,341
     5,000  Shionogi & Co., Ltd. ..........    104,237
     6,000  Shiseido Co., Ltd. ............     56,288
    10,000  Shizuoka Bank Ltd. ............     83,871
    17,000  Showa Denko K.K.1 .............     24,263
     6,000  Showa Shell Sekiyu K.K. .......     34,976
     2,000  Skylark Co., Ltd. .............     56,930
       900  SMC Corp. .....................     96,339
     3,900  Softbank Corp. ................    127,899
    11,400  Sony Corp. ....................    749,545
    70,000  Sumitomo Bank Ltd. ............    578,115
    20,000  Sumitomo Chemical Co., Ltd. ...     90,285

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
    13,000  Sumitomo Corp. ................$    90,999
     9,000  Sumitomo Electric Industries ..    102,040
     4,000  Sumitomo Heavy Industries Ltd.       5,581
     9,000  Sumitomo Marine and Fire
              Insurance Co. ...............     50,298
    14,000  Sumitomo Metal Industries .....      8,419
     6,000  Sumitomo Metal Mining Co. .....     28,048
     3,000  Sumitomo Osaka Cement Co., Ltd.      6,254
    10,000  Taiheiyo Cement Corp. .........     21,168
    16,000  Taisei Corp. ..................     39,001
     4,000  Taisho Pharmaceutical Co. .....     75,211
     2,000  Taiyo Yuden Co., Ltd. .........     53,241
     2,000  Takara Shuzo Co., Ltd. ........     26,348
     4,000  Takashimaya Co., Ltd. .........     27,903
    11,000  Takeda Chemical Industries ....    511,564
     2,000  Takefuji Corp. ................    181,693
    13,000  Teijin Ltd. ...................     73,070
     2,500  Terumo Corp. ..................     45,904
     1,000  TIS, Inc. .....................     38,888
     3,000  Tobu Railway Co., Ltd. ........      9,598
       100  Toho Co. ......................     11,947
     6,400  Tohoku Electric Power Co. .....    104,430
    20,000  Tokio Marine & Fire Insurance
              Co., Ltd. ...................    186,825
     1,000  Tokyo Broadcasting System, Inc.     19,244
     1,000  Tokyo Dome Corp. ..............      2,967
    17,100  Tokyo Electric Power Co. , Ltd.    442,872
     2,300  Tokyo Electron Ltd. ...........    139,237
    31,000  Tokyo Gas Co., Ltd. ...........     94,206
    15,000  Tokyu Corp. ...................     81,786
     9,000  Toppan Printing Co., Ltd. .....     92,587
    19,000  Toray Industries, Inc. ........     75,869
    41,000  Toshiba Corp. .................    216,645
     6,000  Tosoh Corp. ...................     17,512
     4,000  Tostem Corp. ..................     65,750
     6,000  Toto Ltd. .....................     41,807
     3,000  Toyo Seikan Kaisha ............     42,962
    11,000  Toyobo Co., Ltd. ..............     22,227
    45,500  Toyota Motor Corp. ............  1,601,604
       200  Trans Cosmos ..................      8,098
       300  Uni-Charm Corp. ...............      9,718
     1,000  Uny Co., Ltd. .................     10,199
     3,000  Wacoal Corp. ..................     32,113
       700  World Co., Ltd. ...............     22,451
     2,000  Yakult Honsha Co., Ltd. .......     21,569
     1,000  Yamaha Corp. ..................     10,079
     4,000  Yamanouchi Pharmaceutical
              Co., Ltd. ...................    112,255
     6,000  Yamato Transport Co., Ltd. ....    125,806
     4,000  Yamazaki Baking Co., Ltd. .....     29,154
     2,000  Yokogawa Electric Corp. .......     17,801
                                           -----------
                                            22,463,309
                                           -----------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2001 (Unaudited)

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
            NETHERLANDS--5.50%
    21,032  ABN AMRO Holdings NV ..........$   395,093
    18,582  AEGON NV ......................    523,053
     4,099  Akzo Nobel NV .................    173,504
     6,734  ASM Lithography, Holding NV 1 .    151,014
     2,780  Buhrmann NV ...................     26,218
    10,070  Elsevier NV ...................    125,317
     2,323  Getronics NV ..................      9,636
     1,876  Hagemeyer NV ..................     36,131
     5,594  Heineken NV ...................    225,561
    13,477  ING Groep NV ..................    880,790
    11,450  Koninklijke Ahold NV 1 ........    358,649
    15,829  Koninklijke KPN NV ............     89,782
       674  Koninklijke Vopak NV ..........     13,837
       162  Oce NV ........................      1,701
    17,920  Philips Electronics NV ........    474,988
    29,054  Royal Dutch Petroleum Co. .....  1,672,049
     7,361  TNT Post Group NV 1 ...........    153,609
     7,819  Unilever NV-CVA ...............    468,648
     4,508  Wolters Kluwer NV-CVA .........    121,168
                                           -----------
                                             5,900,748
                                           -----------
            NEW ZEALAND--0.03%
     6,152  Brierley Investments Ltd. .....      1,632
     6,498  Carter Holt Harvey Ltd. .......      4,439
     3,488  Contact Energy Ltd. ...........      4,205
    11,386  Telecom Corp. of New
              Zealand Ltd. ................     25,760
                                           -----------
                                                36,036
                                           -----------
            NORWAY--0.44%
       300  Bergesen d.y. ASA--A ..........      5,463
    11,250  DNB Holding ASA ...............     48,805
       300  Elkem ASA .....................      4,965
       800  Frontline LTD 1 ...............     13,711
       381  Kvaerner ASA 1 ................      2,673
       400  Merkantildata ASA 1 ...........        664
     3,750  Norsk Hydro ASA ...............    158,869
       500  Norske Skogindustrier
              ASA 'A' Free ................      7,579
       120  Opticom ASA 1 .................      7,635
     3,164  Orkla ASA--A ..................     57,278
     1,700  Petroleum Geo-Services ASA 1 ..     17,208
       350  Schibsted ASA .................      3,468
     5,800  Statoil ASA 1 .................     42,868
     4,250  Storebrand ASA--A  1 ..........     30,274
     8,050  Telenor ASA 1 .................     33,198
     2,550  Tomra Systems ASA .............     40,153
                                           -----------
                                               474,811
                                           -----------
            PORTUGAL--0.37%
    25,910  Banco Commercial Portuguese,
              SA (BCP) ....................     96,512
     2,381  Banco Espirito Santo, SA (BES)      32,553

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     6,356  BPI-SGPS, SA (Banco BPI) ......$    14,743
     3,380  Brisa Auto Estradas de
              Portugal, SA ................     28,614
     1,598  Cimpor-Cimentos de Portugal, SA     30,979
    34,830  Electricidade de Portugal, SA .     83,150
       400  Jeronimo Martins, SGPS, SA ....      2,574
    13,550  Portugal Telecom, SA ..........     94,521
    13,550  Portugal Telecom, SGPS,
              SA Rights 1 .................      1,835
    20,735  Sonae SGPS, SA ................     15,096
                                           -----------
                                               400,577
                                           -----------
            SINGAPORE--0.83%
    25,250  Capitaland Ltd. ...............     34,647
    14,000  Chartered Semiconductor
              Manufacturing Ltd.1 .........     35,039
    10,000  City Developments Ltd. ........     38,695
     1,000  Creative Technology Ltd. ......      8,398
    18,349  DBS Land Ltd. .................    134,952
     4,000  Fraser & Neave Ltd. ...........     17,454
    11,000  Keppel Corp., Ltd. ............     21,856
     7,000  Neptune Orient Lines Ltd.1 ....      5,379
    18,294  Oversea-Chinese Banking
              Corp., Ltd. .................    119,487
     4,000  Overseas Union Enterprises Ltd.     18,112
    27,000  Sembcorp Industries Ltd. ......     23,859
    17,000  Singapore Airlines Ltd. .......    117,566
     5,048  Singapore Press Holdings Ltd. .     55,413
    35,000  Singapore Technologies
              Engineering Ltd. ............     49,562
    89,000  Singapore Telecommunications
              Ltd. ........................     92,813
    14,168  United Overseas Bank Ltd. .....     89,427
     4,000  Venture Manufacturing
              (Singapore) Ltd. ............     26,565
                                           -----------
                                               889,224
                                           -----------
            SPAIN--2.45%
     1,161  Acerinox, SA ..................     32,238
       493  ACS, Actividades de Construction y
              Servicios, SA ...............     13,664
         9  Aguas de Barcelona 1 ..........        126
     2,660  Aguas de Barcelona SA .........     36,638
     3,709  Altadis SA ....................     52,876
     3,127  Autopistas Concesionaria
              Espanola SA .................     28,431
    35,862  Banco Bilbao Vizcaya SA .......    463,895
    50,103  Banco Santander Central
              Hispano SA ..................    453,847
    12,644  Endesa SA .....................    201,663
     1,355  Fomento de Construcciones y
              Contratas SA ................     25,810
     4,955  Gas Natural SDG, SA ...........     80,120
       933  Grupo Dragados, SA ............     11,729
    11,185  Iberdrola SA ..................    143,453
    14,402  Repsol SA .....................    237,749
     3,356  Sol Melia, SA .................     29,718
    59,588  Telefonica SA .................    734,483

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2001 (Unaudited)

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     2,162  Union Electrica Fenosa SA .....$    40,358
       555  Vallehermoso SA ...............      3,538
       885  Zardoya Otis SA ...............      7,942
     2,427  Zeltia SA .....................     24,697
                                           -----------
                                             2,622,975
                                           -----------
            SWEDEN--2.31%
     2,812  ABB Ltd. ......................     41,334
     5,300  ASSA Abloy AB--B ..............     75,714
     1,500  AssiDoman AB ..................     31,144
     2,228  Atlas Copco AB--A .............     44,110
     1,000  Atlas Copco AB--B .............     19,384
       600  Drott AB  1 ...................      6,256
     6,300  Electrolux AB--Ser B ..........     87,106
     3,800  Gambro AB--A ..................     23,215
    11,600  Hennes & Mauritz AB--B ........    198,750
     1,100  Modern Times Group Management
              AB--B 1 .....................     24,759
    41,852  Nordea AB .....................    238,385
       900  Om AB .........................     11,410
     4,400  Sandvik AB--A .................     88,525
     5,000  Securitas AB--B ...............     87,506
    14,400  Skandia Forsakrings AB ........    132,292
    10,900  Skandinaviska Enskilda Bank--A     103,642
     8,000  Skanska AB--B .................     75,700
       600  SKF AB--B .....................      9,453
     1,200  SSAB Svenskt Stal AB--A .......     10,363
     3,966  Svenska Cellulosa AB--B .......     83,984
     9,500  Svenska Handelsbanken--A ......    135,714
     6,000  Swedish Match AB ..............     28,112
     2,500  Tele2 AB--B 1 .................     81,190
   110,800  Telefonaktiebolaget LM Ericsson
              AB--B .......................    605,658
    23,400  Telia AB 1 ....................    118,236
     1,930  Volvo AB--A ...................     28,192
     5,220  Volvo AB--B ...................     78,168
     2,500  WM-Data AB--B .................      7,418
                                           -----------
                                             2,475,720
                                           -----------
            SWITZERLAND--6.85%
    15,044  ABB Ltd. ......................    227,667
     2,800  Adecco SA .....................    131,794
       300  Ascom Holding AG ..............     13,837
       200  Charles Voegele Holding AG ....     22,255
     4,110  Credit Suisse Group ...........    675,720
        56  Givaudan 1 ....................     15,532
       355  Holcim Ltd.--B ................     72,290
       355  Holcim Ltd.--B Rights 1 .......      1,078
       905  Holcim Ltd.--Reg ..............     44,410
       905  Holcim Ltd.--Reg Rights 1 .....      1,032
       940  Kudelski SA--Bearer 1 .........     78,972

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       110  Lonza AG ...................... $   64,200
     5,380  Nestle SA--Registered .........  1,143,439
    39,800  Novartis AG--Registered .......  1,440,448
     1,900  Roche Holding AG--Bearer ......    154,867
     9,800  Roche Holding AG--Genusss .....    706,095
        50  SAirGroup .....................      3,004
        50  SGS Societe Generale de Surveillance
              Holding SA ..................      9,041
    11,281  STMicroelectronics 1 ..........    391,555
        70  Sulzer AG .....................     22,277
       195  Swiss Re-Reg ..................    389,707
     1,010  Swisscom AG ...................    240,510
     1,378  Syngenta AG 1 .................     72,452
        60  The Swatch Group AG--B ........     60,088
       190  The Swatch Group AG--Reg ......     40,435
     6,160  UBS AG ........................    882,521
       240  Unaxis Holding AG .............     33,783
     1,186  Zurich Financial Services AG ..    404,494
                                           -----------
                                             7,343,503
                                           -----------
            UNITED KINGDOM--19.36%
     8,222  3i Group PLC ..................    123,267
    18,403  Abbey National PLC ............    322,233
     3,101  Airtours PLC ..................     12,451
     2,835  AMEC PLC ......................     20,095
     9,540  Amvescap PLC ..................    165,702
    12,194  ARM Holdings PLC 1 ............     46,047
    22,022  AstraZeneca PLC ...............  1,024,241
       525  AWG PLC .......................      4,412
    14,383  BAA PLC .......................    133,507
    40,413  BAE Systems PLC ...............    193,531
    21,085  Barclays PLC ..................    646,461
    11,940  Bass PLC ......................    124,769
     8,027  BBA Group PLC .................     28,054
     2,342  Berkeley Group PLC (The) ......     23,666
    43,827  BG Group PLC ..................    172,743
     8,432  Blue Circle Industries PLC ....     58,375
     6,154  BOC Group PLC .................     90,013
    11,183  Boots Co. PLC .................     94,525
   283,962  BP Amoco PLC ..................  2,334,300
    13,719  British Airways PLC ...........     66,373
    27,361  British American Tobacco PLC ..    207,796
     7,206  British Land Co. PLC ..........     49,102
    24,137  British Sky Broadcasting
              Group PLC 1 .................    232,194
   108,247  British Telecommunications PLC     680,511
       667  BTG PLC 1 .....................     10,835
     6,702  Bunzl PLC .....................     45,809
    25,041  Cadbury Schweppes PLC .........    168,870
     9,604  Canary Wharf Finance PLC 1 ....     74,830
     8,665  Capita Group PLC 1 ............     56,363
     8,319  Carlton Communications PLC ....     39,312
     3,570  Celltech Group PLC ............     60,150

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2001 (Unaudited)

     SHARES SECURITY                             VALUE
--------------------------------------------------------------------------------
    51,058  Centrica PLC 1 ................$   163,185
    29,592  CGNU PLC ......................    409,110
    10,867  Chubb PLC 1 ...................     25,294
     7,386  CMG PLC .......................     32,306
    29,218  Compass Group PLC .............    233,816
    27,336  Corus Group PLC ...............     23,163
    43,960  Diageo PLC ....................    482,241
    27,151  Dixons Group PLC ..............     88,972
     6,254  Electrocomponents PLC .........     47,321
     9,985  EMI Group PLC .................     56,453
     3,672  Exel PLC ......................     39,326
     4,884  FKI PLC .......................     18,718
    10,041  GKN PLC .......................     96,310
    78,312  Glaxo Smith Kline PLC 1 .......  2,202,776
    29,205  Granada Compass 1 .............     61,303
    13,261  Great Universal Stores PLC ....    113,488
    27,160  Halifax Group PLC .............    313,988
     2,520  Hammerson PLC .................     17,012
     9,678  Hanson PLC ....................     71,255
    24,115  Hays PLC ......................     62,150
    19,634  Hilton Group PLC ..............     65,996
   116,778  HSBC Holdings PLC .............  1,383,703
     9,556  Imperial Chemical
              Industries PLC ..............     56,043
    15,240  International Power PLC .......     64,247
    42,635  Invensys PLC ..................     80,949
     3,380  Johnson Matthey PLC ...........     50,104
     6,155  Kidde PLC 1 ...................      6,990
    17,407  Kingfisher PLC ................     94,192
     6,660  Land Securities PLC ...........     81,865
    33,384  Lattice Group PLC 1 ...........     74,536
    65,898  Legal & General Group PLC .....    149,446
    67,785  Lloyds TSB Group PLC ..........    678,298
     6,076  Logica PLC ....................     73,746
    36,756  Marconi PLC ...................    130,786
    35,751  Marks & Spencer PLC ...........    131,735
     6,880  Misys PLC .....................     48,090
    19,096  National Grid Group PLC 1 .....    140,730
     8,281  Nycomed Amersham PLC ..........     59,979
     9,262  P&O Princess Cruises PLC 1 ....     48,164
     4,224  Pace Micro Technology PLC .....     22,396
    10,034  Pearson PLC ...................    165,392
     5,454  Peninsular & Oriental Steam
              Navigation Co. ..............     22,245
    20,199  Pilkington PLC ................     28,408
     1,767  Provident Financial PLC 1 .....     18,514
    24,914  Prudential Corp. PLC ..........    301,688
     3,808  Psion PLC .....................      4,793
     6,480  Railtrack Group PLC ...........     30,303
     1,793  Rank Group PLC ................      5,623
    16,381  Reed International PLC ........    145,142
    27,586  Rentokil Initial PLC ..........     93,501
    18,613  Reuters Group PLC .............    241,618

  PRINCIPAL
    AMOUNT/
    SHARES* SECURITY                             VALUE
--------------------------------------------------------------------------------
     1,140  Rexam PLC .....................$     4,922
    14,099  Rio Tinto PLC .................    250,242
     1,460  RMC Group PLC .................     13,552
    33,946  Royal Bank of Scotland
              Group PLC ...................    748,117
    15,189  Sage Group PLC (The) ..........     54,259
    23,075  Sainsbury (J.) PLC ............    143,848
     2,445  Schroders PLC .................     28,111
    24,703  Scottish Power PLC ............    181,704
     2,414  Slough Estates PLC ............     11,696
    12,608  Smith and Nephew PLC ..........     65,254
     7,144  Smiths Group PLC ..............     82,891
     3,669  Stagecoach Holdings PLC .......      4,038
       914  Tate & Lyle PLC ...............      3,622
     5,192  Taylor Woodrow PLC ............     14,093
    90,343  Tesco PLC .....................    325,907
    37,848  Unilever PLC ..................    318,847
     7,013  United Utilities PLC ..........     66,428
   861,597  Vodafone Group PLC ............  1,908,520
     5,684  Wolseley PLC ..................     42,328
    12,923  WPP Group PLC .................    127,225
                                           -----------
                                            20,763,550
                                           -----------
TOTAL COMMON STOCKS
   (Cost $111,181,698) .................... 94,524,025
                                           -----------

            PREFERRED STOCK--0.43%
            AUSTRALIA--0.20%
    26,702  News Corp., Ltd. ..............    213,960
                                           -----------
            GERMANY--0.22%
        50  Hugo Boss AG ..................     13,968
       550  Rwe AG ........................     16,995
     4,410  Volkswagen AG .................    206,082
                                           -----------
                                               237,045
                                           -----------
            ITALY--0.01%
       540  Fiat SPA ......................      7,003
                                           -----------
TOTAL PREFERRED STOCKS
   (Cost $499,986) ........................    458,008
                                           -----------
            BONDS--0.01%
            UNITED KINGDOM--0.01%
            BG Transco Holdings PLC
    2,000 2   6.866%, 12/14/09 ............      2,804
    2,000 2   4.350%, 12/14/22 ............      2,930
    2,000 2   7.000%, 12/16/24 ............      2,818
                                           -----------
TOTAL BONDS
   (Cost $9,759) ..........................      8,552
                                           -----------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2000


  PRINCIPAL
     AMOUNT SECURITY                             VALUE
--------------------------------------------------------------------------------
            SHORT TERM INSTRUMENT--13.00%
            US TREASURY BILLS 3--13.00%
     60,000   3.330%, 07/05/01 ...........$     59,984
  1,160,000   3.770%, 07/19/01 4 .........   1,158,105
    138,000   3.790%, 07/26/01 ...........     137,671
    355,000   3.590%, 08/16/01 ...........     353,500
 12,299,000   3.440%, 08/23/01 ...........  12,239,027
                                          ------------
TOTAL SHORT TERM INSTRUMENTS
   (Cost $13,948,072) ....................  13,948,287
                                          ------------
TOTAL INVESTMENTS
   (Cost $125,639,515) ........ 101.59%   $108,938,872

LIABILITIES IN EXCESS OF
   OTHER ASSETS ...............  (1.59)     (1,705,141)
                                ------    ------------
NET ASSETS .................... 100.00%   $107,233,731
                                ======    ============

--------------------------------------------------------------------------------
1 Non-income producing security for the six months ended June 30, 2001.
2 GBP--Great Britain Pounds.
3 Rates shown represent effective yield at time of purchase.
4 Held as collateral for futures contracts.
* Principal amount is stated in the currency of the country in which the security is denominated.

--------------------------------------------------------------------------------
 SECTOR ALLOCATION
 As of June 30, 2001
 (percentages are based on market value of total investments in the Fund)
--------------------------------------------------------------------------------
   Financials ................................  25.64%
   Consumer Discretionary ....................  14.67
   Health Care ...............................   9.88
   Industrials ...............................   9.73
   Telecommunication Services ................   8.51
   Information Technology ....................   7.89
   Consumer Staples ..........................   7.47
   Energy ....................................   6.97
   Materials .................................   4.89
   Utilities .................................   4.34
   Other .....................................   0.01
                                               ------
                                               100.00%
                                               ======

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                                  JUNE 30, 2001
-----------------------------------------------------------------------------------------------
ASSETS:
   Investments at value (cost $125,639,515) ....................................  $ 108,938,872
   Cash 1 ......................................................................      1,180,433
   Receivable for investment securities sold ...................................         12,465
   Receivable for capital shares sold ..........................................        235,565
   Unrealized appreciation on forward foreign currency exchange contracts ......         55,543
   Variation margin receivable for futures contracts ...........................         15,648
   Dividends and interest receivable ...........................................        241,879
   Deferred organizational costs and other assets ..............................          4,889
                                                                                  -------------
Total assets ...................................................................    110,685,294
                                                                                  -------------

LIABILITIES:
   Payable for investment securities purchased .................................        165,020
   Payable for capital shares redeemed .........................................      3,129,610
   Unrealized depreciation on forward foreign currency exchange contracts ......         51,679
   Due to advisor ..............................................................         25,964
   Administration fee payable ..................................................          6,813
   Custody fee payable .........................................................          6,158
   Accrued expenses and other ..................................................         66,319
                                                                                  -------------
Total liabilities ..............................................................      3,451,563
                                                                                  -------------
NET ASSETS .....................................................................  $ 107,233,731
                                                                                  =============
COMPOSITION OF NET ASSETS:
   Paid-in-capital .............................................................  $ 125,726,917
   Undistributed net investment income .........................................        632,911
   Accumulated net realized loss on investment and foreign currency transactions     (2,345,241)
   Net unrealized depreciation on investments and foreign currencies ...........    (16,780,856)
                                                                                  -------------
TOTAL NET ASSETS ...............................................................  $ 107,233,731
                                                                                  =============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares authorized) ......................................     11,493,452
                                                                                  =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ..................................  $        9.33
                                                                                  =============

--------------------------------------------------------------------------------
1 Includes foreign currency of $1,153,648 with a cost of $1,163,210.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                FOR THE SIX MONTHS ENDED
                                                                           JUNE 30, 2001
INVESTMENT INCOME:
   Dividends .............................................................  $  1,115,539
   Interest ..............................................................       285,706
   Less: foreign taxes withheld ..........................................      (126,307)
                                                                            ------------
TOTAL INVESTMENT INCOME ..................................................     1,274,938
                                                                            ------------
EXPENSES:
   Advisory fees .........................................................       226,438
   Administration and services fees ......................................        69,501
   Custodian fees ........................................................        56,041
   Transfer agent fees ...................................................        16,162
   Printing fees .........................................................        10,900
   Professional fees .....................................................         9,736
   Trustees fees .........................................................         8,197
   Amortization of organizational costs ..................................         2,088
   Registration and filing fees ..........................................           367
   Miscellaneous .........................................................           519
                                                                            ------------
Total expenses ...........................................................       399,949
Less: fee waivers and/or expense reimbursements ..........................       (72,906)
                                                                            ------------
Net expenses .............................................................       327,043
                                                                            ------------
NET INVESTMENT INCOME ....................................................       947,895
                                                                            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   AND FOREIGN CURRENCY TRANSACTIONS
   Net realized gain (loss) from:
     Investments transactions ............................................       129,999
     Foreign currency transactions .......................................      (644,389)
     Futures contracts ...................................................      (957,968)
   Net change in unrealized appreciation/depreciation on investments and
     foreign currencies ..................................................   (16,673,053)
                                                                            ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND
   FOREIGN CURRENCIES ....................................................   (18,145,411)
                                                                            ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................  $(17,197,516)
                                                                            ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                FOR THE SIX             FOR THE
                                                               MONTHS ENDED          YEAR ENDED
                                                            JUNE 30, 2001 1   DECEMBER 30, 2000
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ...................................  $     947,895       $     807,937
   Net realized loss from investment and
     foreign currency transactions .........................     (1,472,358)         (2,151,951)
   Net change in unrealized appreciation/depreciation on
     investments and foreign currencies ....................    (16,673,053)        (11,150,817)
                                                              -------------       -------------
Net decrease in net assets from operations .................    (17,197,516)        (12,494,831)
                                                              -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...................................             --                  --
   Net realized gain from investment and
     foreign currency transactions .........................             --          (1,315,345)
                                                              -------------       -------------
Total distributions ........................................             --          (1,315,345)
                                                              -------------       -------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sales of shares ...........................    209,609,059         108,230,352
   Dividend reinvestments ..................................             --           1,315,345
   Cost of shares redeemed .................................   (165,241,556)        (70,170,583)
                                                              -------------       -------------
Net increase in net assets from capital share transactions .     44,367,503          39,375,114
                                                              -------------       -------------
TOTAL INCREASE IN NET ASSETS ...............................     27,169,987          25,564,938
                                                              -------------       -------------
NET ASSETS
   Beginning of period .....................................     80,063,744          54,498,806
                                                              -------------       -------------
   End of period (including undistributed net investment
     income (loss) of $632,911 and $(314,984), respectively)  $ 107,233,731       $  80,063,744
                                                              =============       =============

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                   FOR THE PERIOD
                                         FOR THE SIX                                            AUGUST 22, 1997 2
                                        MONTHS ENDED                            FOR THE YEARS             THROUGH
                                            JUNE 30,                       ENDED DECEMBER 31,        DECEMBER 31,
                                              2001 1          2000          1999          1998               1997
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD .....................  $11.14        $13.60        $11.18        $ 9.34            $10.00
                                              ------        ------        ------        ------            ------
INCOME (LOSS) FROM
   INVESTMENT OPERATIONS
   Net investment income ...................    0.10          0.14          0.15          0.12              0.02 3
   Net realized and unrealized gain
     (loss) on investments and
     foreign currencies ....................   (1.91)        (2.41)         2.92          1.89             (0.68)
                                              ------        ------        ------        ------            ------
   Total from investment operations ........   (1.81)        (2.27)         3.07          2.01             (0.66)
                                              ------        ------        ------        ------            ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...................      --            --         (0.23)        (0.16)               --
   Net realized gain from investment
     transactions ..........................      --         (0.19)        (0.42)        (0.01)               --
                                              ------        ------        ------        ------            ------
   Total distributions .....................      --         (0.19)        (0.65)        (0.17)               --
                                              ------        ------        ------        ------            ------
NET ASSET VALUE, END OF PERIOD .............  $ 9.33        $11.14        $13.60        $11.18            $ 9.34
                                              ======        ======        ======        ======            ======
TOTAL INVESTMENT RETURN 4 ..................  (16.25)%      (16.66)%       27.60%        21.60%            (6.60)%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ........................$107,234       $80,064       $54,499       $39,956           $14,409
   Ratios to average net assets:
     Net investment income .................    1.89%5        1.17%         1.37%         1.20%             0.72%5
     Expenses after waivers
        and/or reimbursements ..............    0.65%5        0.65%         0.65%         0.65%             0.65%5
     Expenses before waivers
        and/or reimbursements ..............    0.80%5        0.92%         1.15%         1.66%             2.75%5
   Portfolio turnover rate .................       3%            4%           29%            7%                0%6

--------------------------------------------------------------------------------
1 Unaudited.
2 Commencement of operations.
3 Based on average shares method.
4 Total investment return is calculated assuming an initial investment made at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. During the periods presented, fees were waived by the advisor and/or administrator. If fees were not waived, the total return would have been lower.
5 Annualized.
6 Less than 1%.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Deutsche Asset Management VIT Funds Trust (the 'Trust') is an open-end management investment company which is registered under the Investment Company Act of 1940 (the 'Act'), as amended. The Trust was organized as a Massachusetts business trust on January 19, 1996. Deutsche VIT EAFE(REGISTRATION MARK) Equity Index Fund (the 'Fund') is one of the funds offered to investors by the Trust. The Fund began operations on August 22, 1997.

B. VALUATION OF SECURITIES
The Fund's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the securities traded on that exchange prior to the time when the Fund assets are valued. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. FOREIGN CURRENCY TRANSACTIONS
The books and records of the Fund are maintained in US dollars. All assets and liabilities initially expressed in foreign currencies are converted into US dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective date of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of equity securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales and maturities of fixed income securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the US dollar equivalent of the amounts actually received or paid.

F. FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Fund's investments. The net US dollar value of foreign currencies underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currencies or if the counterparty does not perform under the contract.

G. FUTURES CONTRACTS
The Fund may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Fund each day, depending on the daily fluctua-

--------------------------------------------------------------------------------

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

tions in the value of the underlying securities, and are recorded for financial statement purposes as unrealized gains or losses by the Fund until the contracts are closed. The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

H. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required in the financial statements.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States.

I. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of the funds. Expenses directly attributable to a fund are charged to that fund, while the expenses that are attributable to the Trust are allocated among the funds based upon the relative net assets of each fund.

J. ORGANIZATION COSTS
Costs incurred in connection with the Fund's organization are being amortized on a straight-line basis over five years beginning on August 22, 1997. In the event that any of the initial shares are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption.

K. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Deutsche Asset Management, Inc. ('DeAM, Inc.') (the 'Advisor'), an indirect wholly owned subsidiary of Deutsche Bank AG, is the Fund's Investment Advisor. Under the Advisory Agreement the Fund pays an advisory fee at an annual percentage rate of 0.45% of the average daily net assets of the Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the Fund for certain expenses so that the Fund's total operating expenses will not exceed 0.65% of average daily net assets.

PFPC Inc. is the Fund's Administrator and Transfer Agent. For services rendered as the Trust's Administrator, PFPC Inc. receives fees, accrued daily and paid monthly, as follows:

                                                      Administration Fees
-------------------------------------------------------------------------
    Fee % of the Trust's
Average Daily Net Assets                                       Net Assets
-------------------------------------------------------------------------
                 0.02%                                   up to $2 billion
                 0.01%               over $2 billion and up to $5 billion
               0.0075%                                    over $5 billion

PFPC Inc. also receives a $70,000 flat fee per year, per fund, paid monthly.

PFPC Inc. waived $5,000 of its fees for the six months ended June 30, 2001.

Bankers Trust Company serves as custodian for the Fund and receives a fee for this service.

The Trust does not compensate its officers or affiliated trustees. Each independent trustee is paid $1,250 per Board of Trustees meeting attended and a quarterly retainer of $3,125.

--------------------------------------------------------------------------------

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 3--LINE OF CREDIT AGREEMENT
The Fund is a participant with other affiliated entities in a revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this Fund under the credit facility for the six months ended June 30, 2001.

NOTE 4--PURCHASES AND SALES OF
        INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2001, were $39,573,436 and $2,830,117, respectively.

For federal income tax purposes, the tax basis of investments held at June 30, 2001 was $125,639,515. The aggregate gross unrealized appreciation for all investments at June 30, 2001, was $2,940,380 and the aggregate gross unrealized depreciation for all investments was $19,641,023.

NOTE 5--CAPITAL SHARE TRANSACTIONS
At June 30, 2001, there were an unlimited number of capital shares authorized. Transactions in capital shares were as follows:

              For the Six Months Ended        For the Year Ended
                       June 30, 2001 1         December 30, 2000
              ------------------------    ----------------------
                 Shares         Amount      Shares        Amount
              ---------  -------------    --------  ------------
Sold         20,986,001  $ 209,609,059   8,879,007  $108,230,352
Reinvested           --             --     121,679     1,315,345
Redeemed    (16,679,422)  (165,241,556) (5,820,809)  (70,170,583)
            -----------  -------------  ----------  ------------
Net increase  4,306,579  $  44,367,503   3,179,877  $ 39,375,114
            ===========  =============  ==========  ============

--------------------------------------------------------------------------------
1 Unaudited.

NOTE 6--CAPITAL LOSSES
At June 30, 2001, capital loss carryforwards available as a reduction against future net realized capital gains consisted of $284,468, which will expire in December 2008.

--------------------------------------------------------------------------------

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 7--FUTURES CONTRACTS
A summary of obligations under these financial instruments at June 30, 2001 is as follows:

                                                                                                       Unrealized
                                                                                                    Appreciation/
Type of Futures                       Expiration  Contracts       Position       Market Value       (Depreciation)
------------------------------------------------------------------------------------------------------------------
IBEX PLUS Index Futures                  7/15/01         12     $  903,688         $  903,705               $ 17
Hang Seng Index Futures                  7/30/01          5        420,137            418,002             (2,135)
Nikkei 300 Index Futures                  9/7/01          6        130,832            128,859             (1,973)
Topix Index Futures                       9/7/01          4        432,612            431,329             (1,283)
Nikkei 225 Index Futures                  9/7/01         57      3,689,751          3,682,201             (7,550)
FTSE 100 Index Futures                   9/15/01         43      3,438,485          3,422,507            (15,978)
DAX Index Futures                        9/16/01         11      1,416,610          1,426,748             10,138
MIB30 Index Futures                      9/20/01          9      1,426,581          1,435,961              9,380
SPI 200 Index Futures                    9/29/01         12        532,478            535,438              2,960
CAC 40 Index Futures                     9/29/01         46      2,044,567          2,052,471              7,904
------------------------------------------------------------------------------------------------------------------
Total                                                          $14,435,741        $14,437,221           $  1,480
------------------------------------------------------------------------------------------------------------------


The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The 'market value' presented above represents the Fund's total exposure in such contracts whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets. Risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments, 2) an imperfect correlation between the price of the contracts and the underlying index and 3) the possibility of an illiquid secondary market.

At June 30, 2001, the Fund segregated securities with a value of approximately $1,158,105 to cover margin requirements on open futures contracts.

--------------------------------------------------------------------------------

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 8--OPEN FORWARD FOREIGN CURRENCY CONTRACTS
At June 30, 2001, the Fund's open forward currency exchange contracts were as follows:

                                                                                                        Unrealized
                                                                                                     Appreciation/
                                                                                       Contract     (Depreciation)
Contracts to Deliver                      In Exchange For  Settlement Date          Value (US$)              (US$)
-------------------------------------------------------------------------------------------------------------------
Sales
-------------------------------------------------------------------------------------------------------------------
Euro Monetary       3,091,226                  $2,615,983           7/23/01          $2,660,000            $44,017
Japanese Yen      132,300,150                   1,063,584           7/23/01           1,070,000              6,416
-------------------------------------------------------------------------------------------------------------------
                                                                                    Total Sales            $50,433
-------------------------------------------------------------------------------------------------------------------
Contracts to Receive
-------------------------------------------------------------------------------------------------------------------
Purchases
-------------------------------------------------------------------------------------------------------------------
Euro Monetary       9,076,246                  $7,680,870           7/23/01          $7,708,940           $(28,070)
Japanese Yen      619,569,750                   2,900,080           7/23/01           2,894,970              5,110
British Pound       2,063,214                   4,980,819           7/23/01           5,004,428            (23,609)
-------------------------------------------------------------------------------------------------------------------
                                                                                Total Purchases           $(46,569)
-------------------------------------------------------------------------------------------------------------------
                                                              Total Net Unrealized Appreciation           $  3,864
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE 9--RISKS OF INVESTING IN
        FOREIGN SECURITIES
The Fund invests in foreign securities. Investing in securities of foreign companies involves special risks and considerations not typically associated with investing in securities of US companies. These risks include devaluation of currencies, future adverse political and economic developments, lack of liquidity and greater volatility in market prices. This is particularly true with respect to emerging markets in developing countries.

--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                            DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                            PO BOX 219210
                            KANSAS CITY, MO 64121-9210
or call toll-free:          1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


                                                              CUSIP #251512109
EAFE(REGISTRATION MARK) Equity Index Fund                     VIT5SA(8/01)
Deutsche VIT Funds

Distributed by:
PFPC Distributors, Inc.
3200 Horizon Drive
King of Prussia, PA 19406